Goodwill (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill [Abstract]
Schedule of Goodwill

Details of the goodwill are as follows:

Acquisitions	March 31,
	2013	2014
Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment - electronic division	-	(392)
Impairment - metallic division	(317)	(317)
	$392	$-